Earnings Per Share	6 Months Ended
Jun. 30, 2019
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Earnings Per Share

Note 11: Earnings Per Share

Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.

Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Earnings attributable to common shareholders	189	625	305	286
Less: Dividends declared on preference shares	(1)	-	(2)	(1)
Earnings used in consolidated earnings per share	188	625	303	285
Less: Loss (earnings) from discontinued operations, net of tax	27	(515)	37	(32)
Remove: Non-controlling interests from discontinued operations	-	32	-	60
Earnings used in earnings per share from continuing operations	215	142	340	313

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018
Weighted-average number of common shares outstanding	500,705,054	708,974,582	501,035,457	709,448,598
Weighted-average number of vested DSUs	526,158	699,588	522,677	767,352
Basic	501,231,212	709,674,170	501,558,134	710,215,950
Effect of stock options and TRSUs	1,809,524	421,224	1,594,354	581,482
Diluted	503,040,736	710,095,394	503,152,488	710,797,432